Sales - Other assets - Current and non-current (Details) - EUR (€) € in Millions	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Revenue [abstract]
Total	€ 2,130	€ 1,837	€ 1,383	€ 1,281
o/w other non-current assets	254	136	125
o/w other current assets	€ 1,875	€ 1,701	€ 1,258